REVENUE- Disclosure of detailed information about revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue [abstract]
Silver sales	$ 127,260	$ 134,716
Gold sales	92,351	73,198
Less: smelting and refining costs	(1,972)	(2,451)
Revenue	$ 217,639	$ 205,463